Condensed Financial Information of the Company Condensed Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (22,829)	¥ (158,937)	¥ (45,598)	¥ (11,444)
Net cash used in investing activities	1,421	9,885	(56,294)	(105,892)
Net cash provided by financing activities	39,979	278,337	104,716	162,979
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(54)	(376)	501
Net increase in cash, cash equivalents and restricted cash	18,517	128,909	3,325	45,643
Cash, cash equivalents and restricted cash at beginning of the year	7,034	48,968	45,643
Cash, cash equivalents and restricted cash at end of the year	25,551	177,877	¥ 48,968	¥ 45,643
Parent company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(231)	(1,604)
Net cash used in investing activities	(17,754)	(123,599)
Net cash provided by financing activities	40,864	284,489
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(35)	(248)
Net increase in cash, cash equivalents and restricted cash	22,844	159,038
Cash, cash equivalents and restricted cash at end of the year	$ 22,844	¥ 159,038